ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative foreign currency translation adjustment			$ 58,920	$ 43,836
Pension liability adjustment net of taxes of $3,286 and $3,267, respectively			(5,548)	(5,394)
Unrealized gains on retained interests net of taxes of $1,136 and $1,959, respectively			1,876	3,234
Unrealized loss on derivative financial instruments net of taxes of $4,619 and $6,957, respectively			(8,600)	(12,960)
Total	26,330	14,011	46,648	28,716
Tax on pension liability adjustment			3,286	3,267
Tax on unrealized gains on retained interests			1,136	1,959
Tax on unrealized loss on derivative financial instruments			$ 4,619	$ 6,957